Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,601,126.10
Total Fee Amount	497.32
Total Offset Amount	0.00
Net Fee	$ 497.32
Offering Table N/A
Offset Table N/A	N/A